Cover	Aug. 12, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2021
Entity File Number	001-39699
Entity Registrant Name	CF Finance Acquisition Corp. III
Entity Central Index Key	0001818644
Entity Tax Identification Number	37-1827430
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Park Place
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Dublin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94568
City Area Code	(925)
Local Phone Number	400-4366
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	CF Finance Acquisition Corp. III
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CFAC
Security Exchange Name	NASDAQ
Warrants to receive one share of Common Stock
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to receive one share of Common Stock
Trading Symbol	CFACW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	110 East 59
Entity Address, Address Line Two	th
Entity Address, Address Line Three	Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022